Pacer Trendpilot US Large Cap ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 8.7%
Activision Blizzard, Inc. (a)	41,657	$3,864,103
Alphabet, Inc. - Class A (a)	350,736	46,549,682
Alphabet, Inc. - Class B (a)	302,320	40,241,815
AT&T, Inc.	417,178	6,057,424
Charter Communications, Inc. - Class A (a)	6,278	2,543,783
Comcast Corp. - Class A	247,262	11,191,078
Electronic Arts, Inc.	15,382	2,097,336
Fox Corp. - Class A	17,671	591,095
Fox Corp. - Class B	8,104	254,547
Live Nation Entertainment, Inc. (a)	8,404	737,451
Match Group, Inc. (a)	16,345	760,206
Meta Platforms, Inc. - Class A (a)	130,907	41,706,970
Netflix, Inc. (a)	26,175	11,490,040
News Corp. - Class A	22,423	444,424
News Corp. - Class B	6,878	138,317
Omnicom Group, Inc. (b)	11,993	1,014,848
Paramount Global - Class B (b)	29,564	473,911
Take-Two Interactive Software, Inc. (a)	9,267	1,417,295
The Interpublic Group of Cos., Inc. (b)	22,723	777,808
T-Mobile US, Inc. (a)	33,979	4,681,287
Verizon Communications, Inc.	251,444	8,569,211
Walt Disney Co. (a)	108,539	9,648,032
Warner Bros Discovery, Inc. (a)	129,386	1,691,075
		196,941,738
Consumer Discretionary - 10.6%
Advance Auto Parts, Inc.	3,489	259,547
Amazon.com, Inc. (a)	528,441	70,641,993
Aptiv PLC (a)	15,845	1,734,869
AutoZone, Inc. (a)	1,146	2,844,051
Bath & Body Works, Inc.	13,319	493,602
Best Buy Co., Inc.	11,693	971,104
Booking Holdings, Inc. (a)	2,226	6,613,001
BorgWarner, Inc.	13,719	637,933
Caesars Entertainment, Inc. (a)	12,556	741,055
CarMax, Inc. (a)(b)	9,267	765,547
Carnival Corp. (a)	58,665	1,105,249
Chipotle Mexican Grill, Inc. (a)	1,635	3,208,328
Darden Restaurants, Inc.	7,141	1,206,258
Domino's Pizza, Inc.	2,026	803,795
DR Horton, Inc.	18,371	2,333,484
eBay, Inc.	31,790	1,414,973
Etsy, Inc. (a)(b)	7,341	746,213
Expedia Group, Inc. (a)	8,804	1,078,754
Ford Motor Co.	231,162	3,053,650
Garmin Ltd.	9,004	953,434
General Motors Co.	83,205	3,192,576
Genuine Parts Co.	8,204	1,277,527
Hasbro, Inc.	7,641	493,303
Hilton Worldwide Holdings, Inc.	15,845	2,463,739
Las Vegas Sands Corp. (a)(b)	19,234	1,150,386
Lennar Corp. - Class A	14,882	1,887,484
LKQ Corp.	14,882	815,385
Lowe's Cos., Inc.	35,550	8,328,299
Marriott International, Inc.	15,745	3,177,498
McDonald's Corp.	43,128	12,645,130
MGM Resorts International	18,634	946,048
Mohawk Industries, Inc. (a)	3,089	328,484
Newell Brands, Inc.	22,023	245,777
Nike, Inc. - Class B	73,738	8,139,938
Norwegian Cruise Line Holdings Ltd. (a)(b)	24,649	544,003
NVR, Inc. (a)	200	1,261,288
O'Reilly Automotive, Inc. (a)	3,689	3,415,239
Phinia, Inc. (a)	1	23
Pool Corp. (b)	2,326	894,905
PulteGroup, Inc.	13,319	1,123,990
Ralph Lauren Corp.	2,426	318,607
Ross Stores, Inc.	20,297	2,326,848
Royal Caribbean Cruises Ltd. (a)	12,856	1,402,718
Starbucks Corp.	67,169	6,822,355
Tapestry, Inc.	14,119	609,235
Tesla Motors, Inc. (a)	159,005	42,522,707
The Home Depot, Inc.	59,905	19,998,685
The TJX Cos., Inc.	67,932	5,878,156
Tractor Supply Co. (b)	6,478	1,451,007
Ulta Beauty, Inc. (a)	2,989	1,329,507
VF Corp.	19,334	383,007
Whirlpool Corp. (b)	3,189	460,045
Wynn Resorts Ltd.	5,978	651,482
Yum! Brands, Inc.	16,508	2,272,656
		240,364,877
Consumer Staples - 6.6%
Altria Group, Inc.	104,937	4,766,239
Archer-Daniels-Midland Co.	32,190	2,734,862
Brown-Forman Corp. - Class B	10,730	757,538
Bunge Ltd.	8,836	960,208
Campbell Soup Co. (b)	11,793	540,355
Church & Dwight Co., Inc.	14,319	1,369,899
Colgate-Palmolive Co.	48,898	3,728,961
Conagra Brands, Inc. (b)	28,038	919,927
Constellation Brands, Inc. - Class A	9,467	2,582,598
Costco Wholesale Corp.	26,316	14,754,592
Dollar General Corp.	13,256	2,238,408
Dollar Tree, Inc. (a)	12,356	1,906,901
General Mills, Inc.	34,779	2,599,382
Hormel Foods Corp. (b)	16,908	691,199
Kellogg Co.	14,982	1,002,146
Keurig Dr Pepper, Inc.	49,761	1,692,372
Kimberly-Clark Corp.	19,697	2,542,883
Lamb Weston Holdings, Inc.	8,404	870,906
McCormick & Co., Inc.	14,682	1,313,745
Molson Coors Brewing Co. - Class B	11,030	769,563
Mondelez International, Inc.	79,925	5,924,840
Monster Beverage Corp. (a)	44,646	2,566,699
PepsiCo, Inc.	81,106	15,204,131
Philip Morris International, Inc.	92,846	9,258,603
Sysco Corp.	29,664	2,263,660
Target Corp.	26,975	3,681,278
The Clorox Co. (b)	7,241	1,096,867
The Coca-Cola Co.	229,201	14,194,418
The Estee Lauder Cos., Inc.	13,519	2,433,420
The Hershey Co.	8,604	1,990,191
The JM Smucker Co.	6,278	945,781
The Kraft Heinz Co.	46,572	1,684,975
The Kroger Co.	38,168	1,856,491
The Procter & Gamble Co.	139,159	21,750,552
Tyson Foods, Inc. - Class A	16,908	942,114
Walgreens Boots Alliance, Inc. (b)	42,032	1,259,699
Walmart, Inc.	82,614	13,206,674
		149,003,077
Energy - 4.3%
APA Corp.	18,834	762,589
Baker Hughes Co.	58,665	2,099,620
Chevron Corp.	102,760	16,817,702
ConocoPhillips	71,347	8,398,969
Coterra Energy, Inc.	46,200	1,272,348
Devon Energy Corp.	38,268	2,066,472
Diamondback Energy, Inc.	10,830	1,595,476
EOG Resources, Inc.	34,416	4,561,152
EQT Corp.	21,460	905,183
Exxon Mobil Corp.	238,372	25,563,013
Halliburton Co.	53,150	2,077,102
Hess Corp.	16,245	2,464,854
Kinder Morgan, Inc.	115,767	2,050,233
Marathon Oil Corp.	37,205	977,375
Marathon Petroleum Corp.	25,038	3,330,555
Occidental Petroleum Corp.	42,520	2,684,288
ONEOK, Inc. (b)	26,175	1,754,772
Phillips 66	27,638	3,083,019
Pioneer Natural Resources Co.	13,919	3,141,101
Schlumberger Ltd.	83,014	4,843,037
Targa Resources Corp.	13,256	1,086,859
The Williams Cos., Inc.	71,321	2,457,008
Valero Energy Corp.	21,323	2,748,748
		96,741,475
Financials - 12.6%
Aflac, Inc. (b)	33,153	2,398,288
American Express Co.	34,979	5,907,254
American International Group, Inc.	43,483	2,621,155
Ameriprise Financial, Inc.	6,178	2,152,724
Aon PLC	12,093	3,851,620
Arch Capital Group Ltd. (a)	21,660	1,682,765
Arthur J Gallagher & Co.	12,356	2,654,069
Assurant, Inc.	3,089	415,501
Bank of America Corp.	408,695	13,078,240
Berkshire Hathaway, Inc. - Class B (a)	105,709	37,205,340
BlackRock, Inc.	8,804	6,504,835
Brown & Brown, Inc.	13,719	966,504
Capital One Financial Corp.	22,323	2,612,237
Cboe Global Markets, Inc.	6,178	862,943
Chubb Ltd.	24,249	4,956,738
Cincinnati Financial Corp.	9,167	986,186
Citigroup, Inc.	113,341	5,401,832
Citizens Financial Group, Inc.	28,801	929,120
CME Group, Inc.	21,060	4,190,098
Comerica, Inc.	7,641	412,308
Discover Financial Services	15,945	1,682,995
Everest Group Ltd.	2,526	910,648
FactSet Research Systems, Inc.	2,226	968,399
Fidelity National Information Services, Inc.	34,679	2,093,918
Fifth Third Bancorp	40,194	1,169,645
Fiserv, Inc. (a)	37,205	4,695,643
FleetCor Technologies, Inc. (a)	4,352	1,083,256
Franklin Resources, Inc. (b)	16,608	485,618
Global Payments, Inc.	15,845	1,746,911
Globe Life, Inc.	5,315	596,184
Huntington Bancshares, Inc.	84,468	1,033,888
Intercontinental Exchange, Inc.	32,653	3,748,564
Invesco Ltd.	26,575	446,460
Jack Henry & Associates, Inc. (b)	4,252	712,508
JPMorgan Chase & Co.	172,299	27,216,350
KeyCorp.	54,604	672,175
Lincoln National Corp.	9,004	252,472
Loews Corp.	11,493	720,036
M&T Bank Corp.	10,139	1,418,041
MarketAxess Holdings, Inc.	2,226	599,284
Marsh & McLennan Cos., Inc.	29,001	5,464,368
MasterCard, Inc. - Class A	49,361	19,462,055
MetLife, Inc.	38,568	2,428,627
Moody's Corp.	9,167	3,233,659
Morgan Stanley (b)	77,127	7,061,748
MSCI, Inc.	4,652	2,549,668
Nasdaq, Inc.	19,797	999,551
Northern Trust Corp.	12,193	976,903
PayPal Holdings, Inc. (a)	66,769	5,062,426
Principal Financial Group, Inc.	13,319	1,063,789
Prudential Financial, Inc.	21,560	2,080,324
Raymond James Financial, Inc.	11,293	1,243,021
Regions Financial Corp. (b)	54,704	1,114,320
S&P Global, Inc.	19,534	7,706,358
State Street Corp.	19,660	1,424,170
Synchrony Financial	26,375	910,992
T Rowe Price Group, Inc. (b)	13,056	1,609,283
The Allstate Corp.	15,545	1,751,611
The Bank of New York Mellon Corp.	43,088	1,954,472
The Charles Schwab Corp.	89,292	5,902,201
The Goldman Sachs Group, Inc.	19,778	7,038,397
The Hartford Financial Services Group, Inc.	18,634	1,339,412
The PNC Financial Services Group, Inc.	23,586	3,228,688
The Progressive Corp.	34,216	4,310,532
The Travelers Cos., Inc.	13,719	2,368,037
Truist Financial Corp.	77,699	2,581,161
US Bancorp (b)	82,045	3,255,546
Visa, Inc. - Class A (b)	95,370	22,672,310
W R Berkley Corp.	11,993	739,848
Wells Fargo & Co.	224,329	10,355,027
Willis Towers Watson PLC	6,378	1,347,863
Zions Bancorp (b)	8,804	336,753
		285,615,872
Health Care - 13.1%
Abbott Laboratories	103,649	11,539,243
AbbVie, Inc.	104,815	15,678,228
Agilent Technologies, Inc.	18,027	2,195,148
Align Technology, Inc. (a)	4,252	1,606,788
AmerisourceBergen Corp.	9,467	1,769,382
Amgen, Inc.	31,227	7,311,802
Baxter International, Inc.	29,464	1,332,657
Becton Dickinson & Co.	16,708	4,655,183
Biogen, Inc. (a)	8,404	2,270,677
Bio-Rad Laboratories, Inc. - Class A (a)	1,263	511,970
Bio-Techne Corp.	9,167	764,528
Boston Scientific Corp. (a)	83,877	4,349,023
Bristol-Myers Squibb Co.	124,462	7,740,292
Cardinal Health, Inc.	15,382	1,406,992
Catalent, Inc. (a)	10,530	510,916
Centene Corp. (a)	33,153	2,257,388
Charles River Laboratories International, Inc. (a)	2,989	626,315
Cigna Corp.	17,871	5,273,732
CVS Health Corp.	75,435	5,634,240
Danaher Corp.	39,168	9,990,190
DaVita, Inc. (a)	3,189	325,246
DENTSPLY SIRONA, Inc.	12,556	521,325
DexCom, Inc. (a)	22,623	2,817,921
Edwards Lifesciences Corp. (a)	36,142	2,966,174
Elevance Health, Inc.	14,019	6,611,781
Eli Lilly & Co.	46,439	21,108,847
GE HealthCare Technologies, Inc.	25,876	2,018,328
Gilead Sciences, Inc.	73,447	5,592,255
HCA Healthcare, Inc.	12,356	3,370,840
Henry Schein, Inc. (a)	7,941	625,671
Hologic, Inc. (a)	14,582	1,158,102
Humana, Inc.	7,441	3,399,272
IDEXX Laboratories, Inc. (a)	4,815	2,671,025
Illumina, Inc. (a)	9,167	1,761,439
Incyte Corp. (a)	10,830	690,088
Insulet Corp. (a)	4,068	1,125,819
Intuitive Surgical, Inc. (a)	20,697	6,714,107
IQVIA Holdings, Inc. (a)	10,930	2,445,697
Johnson & Johnson	153,236	25,671,627
Laboratory Corp. of American Holdings	5,215	1,115,645
McKesson Corp.	8,004	3,220,810
Medtronic PLC	77,799	6,827,640
Merck & Co., Inc.	149,308	15,923,698
Mettler-Toledo International, Inc. (a)	1,363	1,713,932
Moderna, Inc. (a)	19,334	2,274,838
Molina Healthcare, Inc. (a)	3,389	1,031,917
Organon & Co.	14,882	327,106
Pfizer, Inc.	332,856	12,002,787
Quest Diagnostics, Inc.	6,678	902,932
Regeneron Pharmaceuticals, Inc. (a)	6,278	4,657,711
ResMed, Inc.	8,604	1,913,099
Revvity, Inc.	7,341	902,576
STERIS PLC	5,815	1,311,573
Stryker Corp.	19,697	5,582,327
Teleflex, Inc.	2,689	675,396
The Cooper Cos., Inc.	2,889	1,130,350
Thermo Fisher Scientific, Inc.	22,786	12,501,767
UnitedHealth Group, Inc.	55,020	27,860,477
Universal Health Services, Inc. - Class B	3,761	522,629
Vertex Pharmaceuticals, Inc. (a)	14,982	5,278,758
Viatris, Inc.	71,021	747,851
Waters Corp. (a)	3,489	963,697
West Pharmaceutical Services, Inc.	4,352	1,601,710
Zimmer Biomet Holdings, Inc.	12,256	1,693,166
Zoetis, Inc.	27,238	5,123,195
		296,827,845
Industrials - 8.4%
3M Co.	32,381	3,610,481
A O Smith Corp.	7,441	540,440
Alaska Air Group, Inc. (a)	7,441	361,856
Allegion PLC	5,115	597,739
American Airlines Group, Inc. (a)	45,166	756,530
AMETEK, Inc.	13,419	2,128,253
Automatic Data Processing, Inc.	24,249	5,995,808
Axon Enterprise, Inc. (a)	4,032	749,670
Broadridge Financial Solutions, Inc.	6,878	1,154,954
Carrier Global Corp. (b)	48,998	2,917,831
Caterpillar, Inc.	30,427	8,068,328
Ceridian HCM Holding, Inc. (a)(b)	9,004	637,573
CH Robinson Worldwide, Inc. (b)	6,878	689,038
Cintas Corp.	5,015	2,517,731
Copart, Inc. (a)	25,112	2,219,650
CSX Corp.	123,008	4,098,627
Cummins, Inc.	8,204	2,139,603
Deere & Co.	16,045	6,892,932
Delta Air Lines, Inc.	37,505	1,734,981
Dover Corp.	8,204	1,197,538
Eaton Corp. PLC	23,286	4,781,082
Emerson Electric Co.	34,576	3,158,518
Equifax, Inc.	7,141	1,457,335
Expeditors International of Washington, Inc.	9,267	1,179,689
Fastenal Co.	33,520	1,964,607
FedEx Corp.	14,019	3,784,429
Fortive Corp.	20,688	1,620,905
Generac Holdings, Inc. (a)	3,689	566,999
General Dynamics Corp.	13,156	2,941,418
General Electric Co.	63,980	7,309,075
Honeywell International, Inc.	39,331	7,635,327
Howmet Aerospace, Inc.	21,560	1,102,578
Huntington Ingalls Industries, Inc.	2,326	534,212
IDEX Corp.	4,452	1,005,306
Illinois Tool Works, Inc.	16,345	4,303,965
Ingersoll Rand, Inc.	23,686	1,545,985
Jacobs Solutions, Inc.	7,441	933,176
JB Hunt Trasport Services, Inc.	4,815	981,971
Johnson Controls International PLC	40,294	2,802,448
L3Harris Technologies, Inc.	11,130	2,109,024
Leidos Holdings, Inc.	8,004	748,614
Lockheed Martin Corp.	13,319	5,945,202
Masco Corp.	13,256	804,374
Nordson Corp. (b)	3,189	802,384
Norfolk Southern Corp. (b)	13,519	3,157,903
Northrop Grumman Corp.	8,504	3,784,280
Old Dominion Freight Line, Inc.	5,315	2,229,589
Otis Worldwide Corp.	24,349	2,214,785
PACCAR, Inc.	30,583	2,634,114
Parker-Hannifin Corp.	7,541	3,091,885
Paychex, Inc.	18,734	2,350,555
Paycom Software, Inc.	2,789	1,028,472
Pentair PLC	9,667	671,857
Quanta Services, Inc.	8,404	1,694,414
Republic Services, Inc.	11,993	1,812,262
Robert Half Interntional, Inc.	6,378	472,929
Rockwell Automation, Inc. (b)	6,778	2,279,374
Rollins, Inc.	13,519	551,981
RTX Corp.	86,003	7,562,244
Snap-On, Inc.	3,089	841,567
Southwest Airlines Co.	34,779	1,188,051
Stanley Black & Decker, Inc.	8,704	864,046
Textron, Inc.	12,193	948,250
The Boeing Co. (a)	33,589	8,022,733
Trane Technologies PLC	13,419	2,676,285
TransDigm Group, Inc.	2,989	2,689,263
Union Pacific Corp.	35,942	8,339,263
United Airlines Holdings, Inc. (a)	19,134	1,039,168
United Parcel Service, Inc. - Class B	42,720	7,994,194
United Rentals, Inc.	4,052	1,882,883
Verisk Analytics, Inc.	8,567	1,961,329
W.W. Grainger, Inc.	2,626	1,939,275
Waste Management, Inc.	21,823	3,574,389
Westinghouse Air Brake Technologies Corp.	10,630	1,259,017
Xylem, Inc.	14,130	1,593,157
		191,377,700
Information Technology - 28.1%
Accenture PLC - Class A	37,105	11,738,167
Adobe, Inc. (a)	26,946	14,717,097
Advanced Micro Devices, Inc. (a)	94,907	10,857,361
Akamai Technologies, Inc. (a)	9,167	866,281
Amphenol Corp.	34,779	3,071,333
Analog Devices, Inc.	30,164	6,018,623
ANSYS, Inc. (a)	5,115	1,749,841
Apple, Inc.	874,423	171,780,398
Applied Materials, Inc.	49,552	7,511,588
Arista Networks, Inc. (a)	14,482	2,246,013
Autodesk, Inc. (a)	12,656	2,682,945
Broadcom, Inc.	24,564	22,074,439
Cadence Design System, Inc. (a)	16,045	3,754,690
CDW Corp.	7,941	1,485,523
Cisco Systems, Inc.	243,767	12,685,635
Cognizant Technology Solutions Corp.	30,064	1,985,126
Corning, Inc.	44,546	1,511,891
DXC Technology Co. (a)	13,419	371,035
Enphase Energy, Inc. (a)(b)	7,941	1,205,682
EPAM Systems, Inc. (a)	3,389	802,549
F5, Inc. (a)	3,489	552,099
Fair Isaac Corp. (a)	1,492	1,250,251
First Solar, Inc. (a)	5,815	1,206,031
Fortinet, Inc. (a)	37,968	2,950,873
Gartner, Inc. (a)	4,652	1,644,901
Gen Digital, Inc.	33,916	659,666
Hewlett Packard Enterprise Co.	75,273	1,308,245
HP, Inc.	51,787	1,700,167
Intel Corp.	249,608	8,928,478
International Business Machines Corp.	54,450	7,850,601
Intuit, Inc.	16,508	8,447,144
Juniper Networks, Inc.	19,034	529,145
Keysight Technologies, Inc. (a)	10,430	1,680,064
KLA Corp.	8,304	4,267,841
Lam Research Corp.	8,013	5,757,260
Microchip Technology, Inc.	32,190	3,023,929
Micron Technology, Inc.	63,580	4,538,976
Microsoft Corp.	439,555	147,655,316
Monolithic Power Systems, Inc.	2,626	1,469,221
Motorola Solutions, Inc.	9,767	2,799,515
NetApp, Inc.	12,756	995,096
NVIDIA Corp.	146,409	68,415,462
NXP Semiconductors NV	15,182	3,385,282
ON Semiconductor Corp. (a)	25,312	2,727,368
Oracle Corp.	90,455	10,604,040
Palo Alto Networks, Inc. (a)(b)	18,300	4,574,268
PTC, Inc. (a)(b)	6,178	900,814
Qorvo, Inc. (a)	5,878	646,698
QUALCOMM, Inc.	65,606	8,671,145
Roper Technologies, Inc.	6,178	3,046,063
salesforce.com, Inc. (a)	57,666	12,975,427
Seagate Technology Holdings PLC	11,193	710,756
ServiceNow, Inc. (a)	12,193	7,108,519
Skyworks Solutions, Inc.	9,367	1,071,304
SolarEdge Technologies, Inc. (a)(b)	3,289	794,162
Synopsys, Inc. (a)	9,004	4,068,007
TE Connectivity Ltd.	18,634	2,673,793
Teledyne Technologies, Inc. (a)	2,689	1,034,001
Teradyne, Inc. (b)	9,067	1,024,027
Texas Instruments, Inc.	53,150	9,567,000
Trimble, Inc. (a)	14,382	773,752
Tyler Technologies, Inc. (a)	2,426	962,224
VeriSign, Inc. (a)	5,415	1,142,294
Western Digital Corp. (a)	18,562	789,999
Zebra Technologies Corp. (a)	2,989	920,492
		636,917,933
Materials - 2.5%
Air Products & Chemicals, Inc.	12,956	3,955,855
Albemarle Corp. (b)	6,878	1,460,062
Amcor PLC	87,166	894,323
Avery Dennison Corp.	4,752	874,416
Ball Corp. (b)	18,371	1,078,194
Celanese Corp. (b)	5,815	729,143
CF Industries Holdings, Inc.	11,493	943,345
Corteva, Inc.	41,857	2,361,991
Dow, Inc.	41,157	2,324,136
DuPont de Nemours, Inc.	26,917	2,089,567
Eastman Chemical Co.	7,041	602,569
Ecolab, Inc.	14,482	2,652,233
FMC Corp.	7,341	706,424
Freeport-McMoRan, Inc.	83,677	3,736,178
International Flavors & Fragrances, Inc.	14,882	1,259,166
International Paper Co.	20,760	748,606
Linde PLC	28,901	11,290,754
LyondellBasell Industries NV	14,882	1,471,235
Martin Marietta Materials, Inc.	3,689	1,646,991
Mosaic Co.	19,897	811,002
Newmont Goldcorp Corp. (b)	46,472	1,994,578
Nucor Corp.	14,982	2,578,252
Packaging Corp. of America (b)	5,415	830,390
PPG Industries, Inc.	13,719	1,974,164
Sealed Air Corp. (b)	8,504	387,952
Steel Dynamics, Inc.	9,767	1,040,967
The Sherwin-Williams Co.	13,819	3,820,953
Vulcan Materials Co.	7,841	1,728,941
Westrock Co.	14,882	495,422
		56,487,809
Real Estate - 0.2%
CBRE Group, Inc. (a)	18,471	1,538,819
CoStar Group, Inc. (a)	23,786	1,997,310
		3,536,129
Utilities - 2.5%
Alliant Energy Corp.	14,682	789,011
Ameren Corp.	15,182	1,300,642
American Electric Power Co., Inc.	30,064	2,547,623
American Water Works Co., Inc.	11,322	1,669,203
Atmos Energy Corp.	8,204	998,509
CenterPoint Energy, Inc. (b)	36,805	1,107,462
CMS Energy Corp.	17,008	1,038,679
Consolidated Edison, Inc.	20,760	1,969,294
Constellation Energy Corp.	19,134	1,849,301
Dominion Energy, Inc.	48,798	2,613,133
DTE Energy Co.	13,093	1,496,530
Duke Energy Corp.	45,037	4,216,364
Edison International	22,323	1,606,363
Entergy Corp.	11,893	1,221,411
Evergy, Inc.	13,419	804,737
Eversource Energy (b)	20,397	1,475,315
Exelon Corp.	58,165	2,434,787
FirstEnergy Corp. (b)	31,790	1,252,208
NextEra Energy, Inc.	119,258	8,741,611
NiSource, Inc.	23,786	662,202
NRG Energy, Inc. (b)	13,519	513,587
PG&E Corp. (a)	94,207	1,658,985
Pinnacle West Capital Corp. (b)	6,678	553,072
PPL Corp.	43,088	1,186,213
Public Service Enterprise Group, Inc.	29,192	1,842,599
Sempra	18,371	2,737,646
The AES Corp.	39,131	846,404
The Southern Co.	63,680	4,606,611
WEC Energy Group, Inc.	18,471	1,659,804
Xcel Energy, Inc.	31,990	2,006,733
		57,406,039
TOTAL COMMON STOCKS (Cost $1,953,189,978)		2,211,220,494

REAL ESTATE INVESTMENT TRUSTS - 2.3%
Alexandria Real Estate Equities, Inc. (b)	9,312	1,170,332
American Tower Corp.	27,238	5,183,664
AvalonBay Communities, Inc.	8,204	1,547,685
Boston Properties, Inc. (b)	8,304	553,296
Camden Property Trust	6,278	684,867
Crown Castle, Inc.	25,312	2,741,037
Digital Realty Trust, Inc.	16,808	2,094,613
Equinix, Inc.	5,415	4,385,717
Equity Residential	19,897	1,312,008
Essex Property Trust, Inc.	3,752	913,800
Extra Space Storage, Inc.	7,841	1,094,368
Federal Realty Investment Trust	4,252	431,663
Healthpeak Properties, Inc.	31,490	687,427
Host Hotels & Resorts, Inc.	41,857	770,169
Invitation Homes, Inc.	34,016	1,207,568
Iron Mountain, Inc. (b)	17,008	1,044,291
Kimco Realty Corp.	36,242	734,263
Mid-America Apartment Communities, Inc.	6,778	1,014,395
Prologis, Inc.	54,013	6,738,122
Public Storage	9,267	2,610,977
Realty Income Corp. (b)	39,704	2,420,753
Regency Centers Corp.	9,004	590,032
SBA Communications Corp.	6,278	1,374,568
Simon Property Group, Inc.	19,134	2,384,096
UDR, Inc. (b)	17,871	730,566
Ventas, Inc.	23,386	1,134,689
VICI Properties, Inc.	59,102	1,860,531
Welltower, Inc. (b)	29,338	2,410,117
Weyerhaeuser Co.	43,088	1,467,577
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $54,300,637)		51,293,191
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$4,668,862	4,668,862
TOTAL SHORT-TERM INVESTMENTS (Cost $4,668,862)		4,668,862
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	77,374,056	77,374,056
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $77,374,056)		77,374,056

Total Investments (Cost $2,089,533,533) - 103.4%		2,344,556,603
Liabilities in Excess of Other Assets - (3.4)%		(76,839,525)
TOTAL NET ASSETS - 100.0%		$2,267,717,078

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $76,036,945 or 3.4% of net assets.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,211,220,494	$ -	$ -	$ -	$ 2,211,220,494
Real Estate Investment Trusts	51,293,191	-	-	-	51,293,191
Short-Term Investments	4,668,862	-	-	-	4,668,862
Investments Purchased with Proceeds from Securities Lending	-	-	-	77,374,056	77,374,056
Total Investments in Securities	$ 2,267,182,547	$ -	$ -	$ 77,374,056	$ 2,344,556,603
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.